As filed with the Securities and Exchange Commission on February 10, 2017

File Nos. 333-29337, 811-08257

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒

(Check appropriate box or boxes)

STATE STREET INSTITUTIONAL FUNDS

1600 Summer Street

Stamford, Connecticut 06905

(800) 242-0134

(Registrant’s Exact Name, Address and Telephone Number)

JoonWon Choe, Esq.

Managing Director, Managing Counsel & Secretary

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copy to:

David Hearth, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 43 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 42 on Form N-1A filed January 27, 2017. This PEA No. 43 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 42 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 10th day of February, 2017.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jeanne M. La Porta	President (Principal Executive Officer)	February 10, 2017
Jeanne M. La Porta	and Trustee

/s/ John R. Costantino	Chairman of the Board	February 10, 2017
John R. Costantino*

/s/ R. Sheldon Johnson	Trustee	February 10, 2017
R. Sheldon Johnson*

/s/ Donna M. Rapaccioli	Trustee	February 10, 2017
Donna M. Rapaccioli*

/s/ Arthur A. Jensen	Treasurer	February 10, 2017
Arthur A. Jensen	(Principal Financial Officer)

/s/ JoonWon Choe
JoonWon Choe

*	Signature affixed by JoonWon Choe pursuant to a power of attorney dated January 10, 2012.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase